ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable
	December 31,
	2011	2012
Accounts receivable	84,634,677	129,476,266
Allowance for doubtful accounts	(1,323,490)	(1,503,621)
Accounts receivable, net	83,311,187	127,972,645

Schedule of Allowance for Doubtful Accounts
	December 31,
	2010	2011	2012
Balance at the beginning of year	348,862	304,796	1,323,490
Additions/(reversals) charged to bad debt expense	(209,845)	1,576,739	1,137,574
Reversals/(write-offs) charged against the allowance	165,779	(558,045)	(957,443)
Balance at the end of year	304,796	1,323,490	1,503,621